Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 126,351	$ 107,835	$ 127,149
Other comprehensive income, net of tax:
Net unrealized holding (losses) gains on securities available for sale arising during period (net of tax effects of $(56,048), $2,701, and $35,960)	(104,088)	5,018	66,782
Reclassification adjustment for gains on securities available for sale included in net income (net of tax effects of $(3,360), $(13,456), and $(6,050))	(6,241)	(24,990)	(11,235)
Reclassification adjustment for impairment charges on available for sale securities included in net income (net of tax effects of $481, $364, and $342)	893	675	635
Other comprehensive income (loss), net of tax	(109,436)	(19,297)	56,182
Comprehensive income	$ 16,915	$ 88,538	$ 183,331